37. FINANCIAL INSTRUMENTS (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 1,432	$ 849	$ 331
Interest expense	(5,009)	(4,183)	(1,208)
Foreign exchange, net	(3,558)	(1,099)	(566)
Results from financial instruments at fair value	1,471	1,120	2,271
Other financial results	(282)	(195)	(35)
Total	(5,946)	(3,508)	793
Financial assets/liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest income	1,277	845	327
Interest expense	(4,767)	(3,700)	(1,137)
Foreign exchange, net	(4,353)	(1,369)	(1,027)
Results from financial instruments at fair value	0	0	0
Other financial results	(245)	(166)	(17)
Total	(8,088)	(4,390)	(1,854)
Financial assets/liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Interest income	155	4	4
Interest expense	0	(417)	0
Foreign exchange, net	1,115	250	461
Results from financial instruments at fair value	1,471	1,120	2,271
Other financial results	0	3	1
Total	2,741	960	2,737
Subtotal financial assets/liabilities
Disclosure of detailed information about financial instruments [line items]
Interest income	1,432	849	331
Interest expense	(4,767)	(4,117)	(1,137)
Foreign exchange, net	(3,238)	(1,119)	(566)
Results from financial instruments at fair value	1,471	1,120	2,271
Other financial results	(245)	(163)	(16)
Total	(5,347)	(3,430)	883
Non Financial assets/liabilities
Disclosure of detailed information about financial instruments [line items]
Interest income	0	0	0
Interest expense	(242)	(66)	(71)
Foreign exchange, net	(320)	20	0
Results from financial instruments at fair value	0	0	0
Other financial results	(37)	(32)	(19)
Total	$ (599)	$ (78)	$ (90)